AVAILABLE-FOR-SALE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2013
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at September 30, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$43,474	$4,352
Unrealized gains in accumulated other comprehensive loss	14,734	1,902

Estimated fair value	58,208	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	28,028	48,047
Unrealized losses in accumulated other comprehensive loss	(3,138)	(9,582)

Estimated fair value	24,890	38,465

Total estimated fair value of available-for-sale securities	$83,098	$44,719